New Standards and interpretations	12 Months Ended
Dec. 31, 2025
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
New Standards and interpretations	New Standards and interpretations
4.1.    New standards and interpretations adopted during the year
Amendments to IAS 21 - Lack of Exchangeability
The amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates require the application of a consistent approach when assessing whether a currency can be exchanged for another currency and, when it cannot, determining the exchange rate to be used, and the related disclosures. The Company has applied these amendments prospectively. The adoption did not have a material impact on the Company’s consolidated financial statements.
4.2.    New standards and interpretations not yet adopted during the year
Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments
The amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures clarify the requirements for the timing of recognition and derecognition of certain financial assets and liabilities, add further guidance for assessing whether a financial asset meets the solely payments of principal and interest criterion and add new disclosures for certain instruments with contractual terms that can change cash flows. The amendments will be effective for annual reporting periods beginning on or after January 1, 2026, with early application permitted subject to any endorsement process. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity
The amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments address the accounting for power purchase agreements (PPAs) to help entities better report the financial effects of nature-dependent electricity contracts. The amendments include clarifying the application of the own-use requirements, permitting hedge accounting if these contracts are used as hedging instruments, and adding new disclosure requirements to enable investors to understand the effect of these contracts on an entity’s financial performance and cash flows. The amendments are effective for annual periods beginning on or after January 1, 2026. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
Annual Improvements to IFRS Accounting Standards – Volume 11
Annual improvements are limited to changes that either clarify the wording in an Accounting Standard or correct relatively minor unintended consequences, oversights or conflicts between the requirements in the Accounting Standards. The 2024 amendments are to the following standards:
•IFRS 1 First-time Adoption of International Financial Reporting Standards;
•IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
•IFRS 9 Financial Instruments;
•IFRS 10 Consolidated Financial Statements; and
•IAS 7 Statement of Cash Flows.
The amendments are effective for annual periods beginning on or after January 1, 2026. The Company does not expect the adoption of these amendments to have a material impact on the Company’s consolidated financial statements.
IFRS 18 – Presentation and Disclosure in Financial Statements
This new standard will replace IAS 1 Presentation of Financial Statements. While retaining many of the existing principles of IAS 1, it is focused on the specification of a structure for the consolidated statement of comprehensive income, composed of categories and required subtotals. Items in the statement of profit or loss will be classified into one of three categories: operating, investing, financing. Specified subtotals and totals will be required being the main change the mandatory inclusion of the subtotal “Operating profit or loss.” The adoption of this standard will be effective for the annual periods beginning on or after January 1, 2027, and earlier adoption is permitted. The Company is currently analyzing the potential impacts of adoption of this standard in the presentation of financial statements (in particular comprehensive income statement) and disclosures of management performance measures.
IFRS 19 – Subsidiaries without Public Accountability: Disclosures
This new standard works alongside other IFRS Accounting Standards. IFRS 19 is a voluntary standard which allows “Eligible” subsidiaries to use IFRS Accounting Standards with reduced disclosure requirements. IFRS 19 is a disclosure-only standard and works alongside other IFRS Accounting Standards for recognition, measurement, and presentation requirements. The adoption of this standard will be effective for annual reporting periods beginning on or after January 1, 2027. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements.